ORGANIZATION AND BUSINESS OPERATION (Details)				3 Months Ended	12 Months Ended
	Feb. 10, 2023 USD ($) $ / shares shares	Nov. 16, 2022 USD ($)	Feb. 11, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($)	Jan. 23, 2023 USD ($)	Feb. 08, 2021 shares
Organization and Business Operation
Condition for future business combination number of businesses minimum | item					1
Purchase price, per unit | $ / shares					$ 10.00
Gross proceeds from IPO						$ 276,000,000
Deferred fee		$ 3,767,400
Offering Costs					$ 15,630,212
Underwriting fees					5,520,000
Aggregate deferred fee					9,660,000
Other offering costs					450,212
Transaction cost included in operation statement					655,046
Transaction costs included in equity statement					$ 14,975,165
Investments maximum maturity term					185 days
Threshold period from the closing of the proposed public offering to consummate an initial business combination after extension					24 months
Obligation to redeem public shares if entity does not complete a business combination (as a percent)					100.00%
Maximum allowed dissolution expenses					$ 100,000
Promissory note - related party					150,000	$ 0
Cash operating bank account					67,909
Working capital deficit					(2,874,594)
Deferred underwriting fee payable derecognized		3,767,400
Balance of the deferred underwriting fee payable					$ 1,255,800
Class A Common stock
Organization and Business Operation
Sale of private placement warrants (in share) | shares								14,480,000
Deferred underwriting fee payable derecognized		3,604,829
Subsequent event
Organization and Business Operation
Deferred fee							$ 4,636,800
Deferred underwriting fee payable derecognized				$ 4,636,800
Subsequent event | Class A Common stock
Organization and Business Operation
Number of shares issued | shares	25,597,728
Redemption price | $ / shares	$ 10.11
Aggregate redemption amount	$ 258,793,030.08
Aggregate redemption shares | shares	2,002,272
Redemption payments	$ 20,259,152.12
Deferred underwriting fee payable derecognized				4,436,713
Warrants
Organization and Business Operation
Deferred underwriting fee payable derecognized		$ 162,571
Warrants | Subsequent event
Organization and Business Operation
Deferred underwriting fee payable derecognized				$ 200,087
Initial Public Offering
Organization and Business Operation
Number of units sold | shares			27,600,000
Purchase price, per unit | $ / shares			$ 10.00		$ 10.00
Gross proceeds from IPO			$ 276,000,000
Offering Costs					$ 15,630,212
Underwriting fees			5,520,000		5,520,000
Aggregate deferred fee			9,660,000		9,660,000
Other offering costs					450,212
Payments for investment of cash in Trust Account			$ 276,000,000
Condition for future business combination threshold net tangible assets					$ 5,000,001
Initial Public Offering | Maximum
Organization and Business Operation
Purchase price, per unit | $ / shares					$ 10.10
Initial Public Offering | Private Placement Warrants
Organization and Business Operation
Price of warrant | $ / shares					1.50
Private Placement | Private Placement Warrants
Organization and Business Operation
Price of warrant | $ / shares			$ 1.50		$ 11.50
Sale of private placement warrants (in share) | shares			5,213,333		5,213,333
Gross proceeds from issuance of warrants			$ 7,820,000		$ 7,820,000
Over-allotment option
Organization and Business Operation
Number of units sold | shares			3,600,000
Purchase price, per unit | $ / shares			$ 10.00
Price of warrant | $ / shares			$ 10.00
Sponsor
Organization and Business Operation
Consideration received			$ 25,000
Promissory note - related party			$ 73,295